Earnings Per Share - Earnings per share computations (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Weighted average common shares oustanding during the period-shares used for basic earnings per common share	10,040	9,975
Common shares issuable under share based payment plans which are potentially dilutive	65	65
Common shares used for diluted earnings per common share	10,105	10,040
Income from continuing operations	$ 959	$ 49,548
Discontinued operations	122,129	11,003
Net income attributable to the Company	$ 124,472	$ 41,750
Basic earnings per common share:
Income from continuing operations	$ 0.10	$ 4.97
Discontinued operations	12.16	1.10
Net income	12.40	4.19
Diluted earnings per common share
Income from continuing operations	0.09	4.94
Discontinued operations	12.09	1.10
Net income	$ 12.32	$ 4.16